Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Voyage revenues	$ 221,987	$ 234,035	$ 145,041
Management fee income (Note 3)	119	251	2,346
Total revenues	222,106	234,286	147,387
Expenses
Voyage expenses (Note 17)	65,821	72,877	42,341
Charter-in hire expenses	3,550	1,025	0
Vessel operating expenses (Note 17)	98,830	112,796	53,096
Dry docking expenses	6,023	14,950	5,363
Depreciation	81,935	82,070	37,150
Management fees (Note 11)	7,604	8,436	158
General and administrative expenses	24,602	23,621	32,723
Bad debt expense	0	0	215
Impairment loss (Note 5, Note 6 and Note 18)	29,221	321,978	0
Loss on time-charter agreement termination (Note 7)	0	2,114	0
Other operational loss	503	0	94
Other operational gain (Note 10)	(1,565)	(592)	(10,003)
(Gain)/Loss on forward freight agreements (Note 18)	(411)	0	0
Loss on sale of vessel (Note 5)	15,248	20,585	0
Gain from bargain purchase (Note 1)	0	0	(12,318)
Total Operating Expenses	331,361	659,860	148,819
Operating income/(loss)	(109,255)	(425,574)	(1,432)
Other Income/(Expenses):
Interest and finance costs (Note 8)	(41,217)	(29,661)	(9,575)
Interest and other income	876	1,090	629
Gain/(Loss) on derivative financial instruments, net (Note 18)	(2,116)	(3,268)	(799)
Loss on debt extinguishment (Note 8)	(2,375)	(974)	(652)
Total other expenses, net	(44,832)	(32,813)	(10,397)
Income/(Loss) before equity in income of investee	(154,087)	(458,387)	(11,829)
Equity in income of investee (Note 3)	126	210	106
Income/(loss) before taxes	(153,961)	(458,177)	(11,723)
Income taxes (Note 15)	(267)	0	0
Net income/(loss)	$ (154,228)	$ (458,177)	$ (11,723)
Earnings/(loss) per share, basic (Note 13)	$ (3.24)	$ (11.71)	$ (1)
Earnings/(loss) per share, diluted (Note 13)	$ (3.24)	$ (11.71)	$ (1)
Weighted average number of shares outstanding, basic (Note 13)	47,574,454	39,124,673	11,688,239
Weighted average number of shares outstanding, diluted (Note 13)	47,574,454	39,124,673	11,688,239